Revenue - Revenue disaggregation by types of products (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue disaggregation by types of products
Total revenues	¥ 6,019,681	$ 922,556	¥ 6,845,580	¥ 5,387,577
Merchandise sales
Revenue disaggregation by types of products
Total revenues	5,790,248	887,394	6,609,874	5,244,446
Watches
Revenue disaggregation by types of products
Total revenues	1,034,461		1,218,573	1,772,466
Bags
Revenue disaggregation by types of products
Total revenues	1,119,800		1,518,841	797,700
Clothing, Footwear and Accessories
Revenue disaggregation by types of products
Total revenues	2,044,598		2,444,133	1,412,024
Jewelleries
Revenue disaggregation by types of products
Total revenues	764,321		1,043,535	856,110
Other products
Revenue disaggregation by types of products
Total revenues	827,068		384,792	406,146
Marketplace and other services
Revenue disaggregation by types of products
Total revenues	229,433	$ 35,162	235,706	143,131
Marketplace services
Revenue disaggregation by types of products
Total revenues	200,051		182,895	86,720
Other services
Revenue disaggregation by types of products
Total revenues	¥ 29,382		¥ 52,811	¥ 56,411